CASH TRUST SERIES II
Municipal Cash Series II
Treasury Cash Series II
Supplement to Prospectuses dated July 31, 1998


At a Special Meeting of Shareholders to be held on June 28, 1999, shareholders of the above named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.



Shareholders will be asked to consider the following proposals:



                     (1)   To elect six Trustees.

                     (2) To ratify the selection of the Trust's independent auditors.

                     (3) To make changes to the Funds' fundamental investment policies:

                           (a) To amend the Municipal Fund's fundamental
investment policy regarding diversification (Municipal Fund only);

                           (b) To amend the Funds' fundamental investment
policies regarding borrowing money and issuing senior securities;

                           (c) To amend the Municipal Fund's fundamental
investment policy regarding investments in real estate (Municipal Fund only);

                           (d) To amend the Municipal Fund's fundamental
investment policy regarding investments in commodities (Municipal Fund only);

                           (e) To amend the Municipal Fund's fundamental
investment policy regarding underwriting securities (Municipal Fund only);

                           (f) To amend the Funds' fundamental investment
policies regarding lending by the Funds;

                    (g) To amend the Municipal Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry (Municipal Fund only);

                           (h) To amend, and to make non-fundamental, the Funds'
fundamental investment policies regarding buying securities on margin; and

                           (i) To amend, and to make non-fundamental, the Funds'
fundamental investment policies regarding pledging assets.

                     (4) To eliminate certain of the Funds' fundamental investment policies:

               (a) To remove the Funds' fundamental investment policies on investing in restricted securities; and

               (b) To remove the Funds' fundamental investment policies on selling securities short.

               (5) To amend and restate the Trust's Declaration of Trust to permit the Board of Trustees to liquidate the assets of the Trust, its series or classes, and distribute the proceeds of such assets to the holders of shares representing such interests, without shareholder approval.

               (6) To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                  April 30, 1999

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Cusip    147552103
Cusip    147552301
G02648-01 (4/99)